Condensed Consolidated Statements of Cash Flows (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 1,168,945	¥ 1,032,810	¥ 915,107
Restricted Cash	134,675	152,497	139,123
Cash, Cash Equivalents and Restricted Cash	¥ 1,303,620	¥ 1,185,307	¥ 1,054,230	¥ 1,366,908